CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 25,470	$ 9,709
Restricted cash	1,050	993
Short-term bank deposits	3,918	50,825
Other accounts receivable and prepaid expenses	741	1,153
Total current assets	31,179	62,680
NON-CURRENT ASSETS:
Long-term prepaid expenses	110	92
Severance pay fund	2,810	2,402
Property and equipment, net	4,647	5,965
Total non-current assets	7,567	8,459
Total assets	38,746	71,139
CURRENT LIABILITIES:
Trade payables	3,445	1,274
Other accounts payable and accrued expenses	2,749	3,466
Total current liabilities	6,194	4,740
NON-CURRENT LIABILITIES:
Accrued severance pay	3,255	2,880
Total non-current liabilities	3,255	2,880
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2017 and 2016; 51,293,070 and 51,131,534 shares issued and outstanding at December 31, 2017 and 2016, respectively	140	140
Additional paid-in capital	337,382	334,337
Accumulated other comprehensive income	17	7
Accumulated deficit	(308,242)	(270,965)
Total shareholders' equity	29,297	63,519
Total liabilities and shareholders' equity	$ 38,746	$ 71,139